Debt - Narrative (Details) - USD ($)				1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 14, 2018	Nov. 01, 2018	Jul. 02, 2018	Aug. 31, 2017	May 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Oct. 10, 2018	Jul. 01, 2018	May 09, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Write-off of unamortized debt issuance costs						$ 0	$ 66,000,000
Interest expense on debt						237,000,000
Mandatory redemption of New Secured Notes						121,000,000
Total debt principal						$ 7,086,000,000	$ 7,086,000,000
Asia Offshore Drilling
Debt Instrument [Line Items]
Noncontrolling interest ownership percentage (as percent)						66.24%	66.24%
Jurong Shipyard | Exploration and production equipment | Sale of West Rigel
Debt Instrument [Line Items]
Fair value of consideration received										$ 126,000,000
Secured Debt | Secured credit facilities
Debt Instrument [Line Items]
Interest expense on debt						$ 162,000,000	$ 185,000,000
Total debt principal						5,662,000,000	5,662,000,000
Minimum liquidity, initial period						525,000,000	525,000,000
Minimum liquidity, subsequent period						400,000,000	400,000,000
Secured Debt | $360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Maximum borrowing capacity						360,000,000	360,000,000
Increase in margin, percent			1.00%
Total debt principal						$ 210,000,000	$ 210,000,000
Secured Debt | $360 facility (Asia Offshore Drilling) | Asia Offshore Drilling
Debt Instrument [Line Items]
Noncontrolling interest ownership percentage (as percent)						67.00%	67.00%
Secured Debt | $400 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 400,000,000	$ 400,000,000
Total debt principal						135,000,000	135,000,000
Secured Debt | $400 million facility | Shelf Drilling
Debt Instrument [Line Items]
Repayments of lines of credit					$ 47,000,000
Secured Debt | $440 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity						440,000,000	440,000,000
Total debt principal						64,000,000	64,000,000
Secured Debt | $440 million facility | Seadrill Partners LLC
Debt Instrument [Line Items]
Repayments of lines of credit				$ 109,000,000
Debt, face amount											$ 440,000,000
Secured Debt | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 1,500,000,000	$ 1,500,000,000
Debt instrument, interest rate (as percent)						2.38%	2.38%
Total debt principal						$ 1,125,000,000	$ 1,125,000,000
Secured Debt | $950 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 950,000,000	$ 950,000,000
Debt instrument, interest rate (as percent)						2.12%	2.12%
Debt instrument, guarantee fee						1.30%	1.30%
Total debt principal						$ 566,000,000	$ 566,000,000
Secured Debt | New secured notes
Debt Instrument [Line Items]
Write-off of unamortized debt issuance costs			$ 9
Interest expense on debt		$ 5,000,000				50,000,000
Debt instrument, interest rate (as percent)			12.00%
Debt, face amount			$ 880,000,000
Stated interest rate, cash portion (as a percent)			4.00%						4.00%
Stated interest rate, paid-in-kind portion (as a percent)			8.00%						8.00%
Compounded paid-in-kind interest			$ 10,000,000
Mandatory redemption of New Secured Notes	$ 100,000	$ 121,000,000
Total debt principal						$ 769,000,000	$ 769,000,000
Tender offer, aggregate repurchase amount								$ 56,000,000